SHELTON INTERNATIONAL SELECT EQUITY FUND
Portfolio of Investments (Expressed in U.S. Dollars) September 30, 2021

Security Description	Shares	Value
Common Stock (90.53%)

Belgium (4.16%)
KBC Group NV	75,468	$6,825,666

Canada (10.33%)
CAE Inc*	139,811	4,176,065
Constellation Software Inc/Canada	2,268	3,714,840
Element Fleet Management Corp	599,309	6,045,837
Linamar Corp	57,700	2,995,563
Total Canada		16,932,305

China (2.34%)
China Meidong Auto Holdings Ltd	146,000	733,315
Ping An Insurance Group Co of China Ltd	453,900	3,104,851
Total China		3,838,166

France (9.20%)
BNP Paribas SA	91,187	5,858,968
L'Oreal SA	9,437	3,902,875
Valeo	189,879	5,336,465
Total France		15,098,308

Germany (4.28%)
adidas AG	6,862	2,161,549
MTU Aero Engines AG	21,496	4,867,962
Total Germany		7,029,511

Great Britain (4.40%)
Intertek Group PLC	40,935	2,747,043
Unilever PLC	82,562	4,476,512
Total Great Britain		7,223,555

Hong Kong (5.27%)
AIA Group Ltd	465,300	5,376,444
Techtronic Industries Co Ltd	164,400	3,275,477
Total Hong Kong		8,651,921

India (2.95%)
HDFC Bank Ltd	66,259	4,842,870

Indonesia (3.28%)
Bank Rakyat Indonesia Persero Tbk PT(a)	20,012,284	5,383,217

Ireland (7.16%)
CRH PLC	151,384	7,116,114
Smurfit Kappa Group PLC	88,215	4,639,507
Total Ireland		11,755,621

Japan (10.91%)
Daikin Industries Ltd	11,400	2,499,162
Mitsubishi Electric Corp	240,000	3,349,137
Murata Manufacturing Co Ltd	28,500	2,544,118
Nomura Research Institute Ltd	134,700	4,998,055
Santen Pharmaceutical Co Ltd	155,500	2,196,442
Tokyo Electron Ltd	5,200	2,314,891
Total Japan		17,901,805

Mexico (3.04%)
Kimberly-Clark de Mexico SAB de CV	3,020,500	4,984,057

Netherlands (5.65%)
ASML Holding NV	7,947	5,921,389

Topicus.com Inc*	31,858	3,344,354
Total Netherlands		9,265,743

Singapore (4.22%)
DBS Group Holdings Ltd	310,428	6,932,953

Switzerland (7.09%)
Givaudan SA	639	2,919,460
Nestle SA	52,078	6,260,296
Straumann Holding AG	1,364	2,461,590
Total Switzerland		11,641,346

Taiwan (3.45%)
Taiwan Semiconductor Manufacturing Co Ltd	50,692	5,659,762

Thailand (2.80%)
Bangkok Bank PCL	1,327,100	4,589,056

Total Common Stock (Cost $130,548,620)		148,555,862

Total Investments (Cost $130,548,620)(b) (90.53%)		148,555,862
Other Net Assets (9.47%)		15,547,892
Net Assets (100.00%)		$164,103,754

*	Non-income producing security.

(a)	Level 3 security fair valued under procedures established by the Board of Trustees, represents 3.28% of net assets. The total value of the fair value security is $5,383,217.

(b)	Aggregate cost for federal income tax purpose is $132,776,391

At September 30, 2021, unrealized appreciation/(depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	$21,274,495
Unrealized depreciation	$(5,495,024)
Net unrealized appreciation	$15,779,471